OTHER ASSETS	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
16.	OTHER ASSETS

The components of other assets are as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Deferred financing costs	$9.0	$9.8	$11.8
Deferred charges and other	1.8	1.9	9.9
Derivative financial instruments	–	–	2.5
Accrued benefit asset – pension plan (note 19)	0.2	0.2	0.2
	$11.0	$11.9	$24.4

Other assets are pledged as collateral against the long-term debt of the company. See note 18, Long-term debt, for detailed disclosure of the collateral arrangements of the company.